Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Goodwill and Other Intangible Assets, Net
15. Goodwill and Other Intangible Assets, Net
(a) Goodwill and other intangible assets as of December 31, 2019 and 2020 are as follows:

	2019					2020
(in millions of Won)	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
Goodwill	￦	1,631,413	(533,604)	—	1,097,809	1,626,876	(722,983)	—	903,893
Intellectual property rights		3,449,796	(1,170,586)	—	2,279,210	3,628,121	(1,457,383)	—	2,170,738
Membership		170,247	(22,169)	—	148,078	143,403	(4,700)	—	138,703
Development expense		483,539	(389,200)	—	94,339	652,492	(425,381)	—	227,111
Port facilities usage rights		686,525	(405,127)	—	281,398	685,210	(448,938)	—	236,272
Exploration and evaluation assets		294,874	(217,603)	—	77,271	274,691	(217,551)	—	57,140
Customer relationships		865,821	(490,946)	—	374,875	865,671	(535,424)	—	330,247
Other intangible assets		1,220,641	(665,026)	(122)	555,493	1,101,595	(716,190)	(77)	385,328

	￦	8,802,856	(3,894,261)	(122)	4,908,473	8,978,059	(4,528,550)	(77)	4,449,432

(b)	The changes in carrying amount of goodwill and other intangible assets for the years ended December 31, 2019 and 2020 were as follows:

1)	For the year ended December 31, 2019

(in millions of Won)	Beginning		Acquisitions	Business Combination	Disposals	Amortization	Impairment loss(*2)	Others(*3)	Ending
Goodwill	￦	1,125,149	—	26,256	—	—	(55,445)	1,849	1,097,809
Intellectual property rights		2,399,525	127,479	—	(6,566)	(271,694)	(2)	30,468	2,279,210
Membership(*1)		134,793	15,636	—	(3,326)	(181)	24	1,132	148,078
Development expense		99,163	4,484	—	(35)	(44,418)	(666)	35,811	94,339
Port facilities usage rights		305,081	—	—	(4,674)	(22,923)	—	3,914	281,398
Exploratation and evaluation assets		192,130	9,642	—	—	—	(123,888)	(613)	77,271
Customer relationships		421,773	—	—	—	(51,768)	—	4,870	374,875
Other intangible assets		493,211	141,578	74	(10,718)	(40,263)	(10,111)	(18,278)	555,493

	￦	5,170,825	298,819	26,330	(25,319)	(431,247)	(190,088)	59,153	4,908,473

(*1)	Economic useful life of membership is indefinite.
(*2)
From exploration and evaluation of natural gas in the
AD-7
block in Myanmar, POSCO INTERNATIONAL Corporation failed to find economic natural gas. The Company recognized impairment loss of
￦
118,140 million
for
excess of the carrying amounts of related assets over the special energy loan which may be forgiven in the case of project failure.

(*3)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

2)	For the year ended December 31, 2020

(in millions of Won)	Beginning		Acquisitions	Disposals	Amortization	Impairment loss	Others(*2)	Ending
Goodwill	￦	1,097,809	—	—	—	(189,379)	(4,537)	903,893
Intellectual property rights		2,279,210	136,195	(3,617)	(282,594)	(7,727)	49,271	2,170,738
Membership(*1)		148,078	3,416	(12,340)	(107)	244	(588)	138,703
Development expense		94,339	1,315	(16)	(56,329)	(206)	188,008	227,111
Port facilities usage rights		281,398	—	—	(44,893)	—	(233)	236,272
Exploratation and evaluation assets		77,271	14,886	—	—	—	(35,017)	57,140
Customer relationships		374,875	—	—	(44,478)	—	(150)	330,247
Other intangible assets		555,493	159,590	(61,692)	(37,157)	—	(230,906)	385,328

	￦	4,908,473	315,402	(77,665)	(465,558)	(197,068)	(34,152)	4,449,432

(*1)	Economic useful life of membership is indefinite.
(*2)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(c)
For the purpose of impairment testing, goodwill is allocated to individually operating entities where each is determined to be a CGU. The goodwill amounts as of December 31, 2019 and 2020 are as follows:

(in millions of Won) Reportable segments	Total number of CGUs
	2019	2020	CGUs	2019		2020
Steel	7	7	POSCO VST CO., LTD.	￦	36,955	36,955
			Others		13,721	12,498
Trading	3	3	POSCO INTERNATIONAL Corporation(*1)		951,434	762,816
			GRAIN TERMINAL HOLDING		26,256	23,726
			PT. Bio Inti Agrindo		7,468	6,955
E&C	2	2	POSCO ENGINEERING & CONSTRUCTION CO., LTD.		24,868	24,868
			POSCO Center Beijing		158	159
			POSCO ENERGY CO., LTD.		26,471	26,471
Others	5	4	Others		10,478	9,445

	17	16		￦	1,097,809	903,893

(*1)
The recoverable amount of POSCO INTERNATIONAL Corporation, a subsidiary included in trading segment, is determined based on its value-in-use, and amounts to
￦
3,223,759 million, as of December 31, 2020. The
value-in-use
is estimated by applying a 6.92% (2019: 6.84%) discount rate to the future cash flows estimated from management’s
5-year
business plan and terminal growth rate of 1.9% (2019: 1.9%) thereafter. The terminal growth rate does not exceed long-term growth rate of its industry. During the year ended December 31, 2020, impairment loss on goodwill of
￦
188,619 million was recognized as the recoverable amount is less than the carrying amount of the CGU.

The rate of the CGU is sensitive to the assumptions such as discount rate, terminal growth rate and estimated revenue used in discount cash flow model. If the discount rate increases by 0.5%, the value-in-use would have decreased by
￦
239,316 million or 7.42% and if the terminal growth rate decreases by 0.5%, the value-in-use would have decreased by
￦
128,922 million or 4.00%.